Income taxes (Details 1) - CLP ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Tax payables	$ 9,938,664	$ 9,064,074
Income Taxes [Member]
IfrsStatementLineItems [Line Items]
Tax payables	5,968,227	2,649,908
Monthly Provisional Payments [Member]
IfrsStatementLineItems [Line Items]
Tax payables	3,056,567	5,048,222
Tax Under Article N 21 [Member]
IfrsStatementLineItems [Line Items]
Tax payables	214,732	244,604
Other Taxes [Member]
IfrsStatementLineItems [Line Items]
Tax payables	$ 699,138	$ 1,121,340